OTHER INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Loss/(gain) on disposal of assets	$ 672	$ (180)
Gain on reduction of asset retirement obligations	(4,945)	(198)
Gain on deferral of payables	0	(2,682)
Other income	(73)	(289)
Other operating income (expense)	$ 4,346	$ 3,349